N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Jan. 27, 2026
Amendment Flag	false
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)	0.97%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)	1.14%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A

* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)	0.97%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)	1.14%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A

* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055033 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000055033 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.52%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	14.95%
C000055033 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.79%
C000065160 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)	0.97%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)	1.14%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A

* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)	0.97%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)	1.14%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A

* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000065160 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000065160 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.52%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	14.95%
C000065160 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.79%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)	0.97%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)	1.14%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A

* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)	0.97%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)	1.14%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A

* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078455 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000078455 [Member] | C000032910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.52%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	14.95%
C000078455 [Member] | C000018124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.79%